Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net sales
Total net sales	$ 663,237	$ 668,362	$ 672,458
Cost of sales
Total cost of sales	338,013	345,585	355,152
Gross profit	325,224	322,777	317,306
Operating expenses
Research and development, net	98,964	96,237	97,778
Selling, general and administrative	235,107	257,063	306,241
Total operating expenses	334,071	353,300	404,019
Operating loss	(8,847)	(30,523)	(86,713)
Financial income, net	633	1,047	354
Loss before income taxes	(8,214)	(29,476)	(86,359)
Income taxes expense (benefit)	4,736	9,273	(9,446)
Share in profits (losses) of associated companies	1,725	(1,710)	(708)
Net loss	(11,225)	(40,459)	(77,621)
Net loss attributable to non-controlling interests	(261)	(478)	(402)
Net loss attributable to Stratasys Ltd.	$ (10,964)	$ (39,981)	$ (77,219)
Net loss per ordinary share attributable to Stratasys Ltd.
Basic	$ (0.22)	$ (0.75)	$ (1.48)
Diluted	$ (0.22)	$ (0.75)	$ (1.48)
Weighted average ordinary shares outstanding
Basic	53,751	52,959	52,330
Diluted	53,751	52,959	52,582
Comprehensive Loss
Net loss	$ (11,225)	$ (40,459)	$ (77,621)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	227	6,102	(2,788)
Unrealized gains (losses) on derivatives designated as cash flow hedge	(957)	354	83
Other comprehensive income (loss), net of tax	(730)	6,456	(2,705)
Comprehensive loss	(11,955)	(34,003)	(80,326)
Less: Comprehensive loss attributable to non-controlling interests	(261)	(478)	(402)
Comprehensive loss attributable to Stratasys Ltd.	(11,694)	(33,525)	(79,924)
Products [Member]
Net sales
Total net sales	456,504	474,286	479,031
Cost of sales
Total cost of sales	203,622	219,020	234,653
Services [Member]
Net sales
Total net sales	206,733	194,076	193,427
Cost of sales
Total cost of sales	$ 134,391	$ 126,565	$ 120,499